Disclosures about the Fair Value of Financial Instruments and Concentrations of Credit Risk - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Consolidated Trade Receivables | Credit Concentration Risk from Single Customer
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration risk, percentage	8.00%	12.00%